Significant accounting principles (Details) - Segment	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Segment Information [Abstract]
Number of operating segment	1
Bottom of Range [Member]
Investments in Associates [Abstract]
Percentage of voting rights	20.00%
Docking and Survey Expenditure [Abstract]
Term for vessels to be drydocked	30 months
Top of Range [Member]
Investments in Associates [Abstract]
Percentage of voting rights	50.00%
Docking and Survey Expenditure [Abstract]
Term for vessels to be drydocked	60 months
Vessels [Member]
Property, Plant and Equipment [Abstract]
Expected useful life	20 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Abstract]
Expected useful life	5 years
Computer Equipment and Software [Member]
Property, Plant and Equipment [Abstract]
Expected useful life	3 years
Scrubbers [Member]
Property, Plant and Equipment [Abstract]
Expected useful life		3 years